Employee benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Italian leaving indemnities (TFR)
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	7 years 2 months 12 days	7 years 10 months 24 days
Leaving indemnities | China
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	8 years 6 months	9 years 8 months 12 days
Leaving indemnities | Spain
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	7 years 4 months 24 days	10 years 2 months 12 days